Personnel expenses	6 Months Ended
Jun. 30, 2022
Text Block [Abstract]
Personnel expenses
5. Personnel expenses

	For the three months ended June 30		For the six months ended June 30
	2022	2021	2022	2021
	€	€	€	€
Wages and salaries	(3,279,593)	(1,606,969)	(5,845,176)	(2,618,645)
Pension charges	(177,185)	(51,327)	(355,729)	(81,289)
Other social security charges	(286,570)	(124,356)	(569,559)	(235,669)
Share-based payments	(3,142,839)	(1,772,738)	(5,089,777)	(3,869,348)

	(6,886,187)	(3,555,390)	(11,860,241)	(6,804,951)

The average number of staff (in FTEs) employed by the Group in the six months ended June 30, 2022 was 47 (2021: 17).